Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Operating Activities:
Net loss	$ (6,722,532)	$ (2,968,585)	$ (7,266,553)	$ (4,274,105)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation	3,456,593	1,206,737	2,533,245	1,301,402
Change in fair value of derivative liability	1,180,723		(5,900)
Financing costs	171,739		643,481
Gain on debt extinguishment, net	(651,574)	552,871	977,203	455,975
Amortization of debt discount	747,623	93,024	418,339	404,041
Loss on conversion of series A preferred			217,106
Depreciation and amortization	10,494	10,668	21,512	21,301
Effect of changes in assets and liabilities:
Accounts payable, accrued expenses, and accrued interest	(67,693)	317,330	799,144	456,774
Accounts receivable		8,468	8,468	(8,417)
Other assets	(8,031)	6,963	7,256	(16,036)
Prepaid expenses	(6,737)	(22,230)	(30,038)	55,052
Net cash used in operating activities	(1,889,395)	(794,754)	(1,676,737)	(1,604,013)
Investing Activities:
Purchase of property and equipment				(2,494)
Other
Net cash used in investing activities				(2,494)
Financing Activities:
Proceeds from convertible note payable	130,000	100,000	813,000
Proceeds from sale of common stock	2,978,500	450,000	796,000	1,524,030
Proceeds from series A preferred stock		255,000	555,000
Proceeds from exercise of put option	1,000,000		50,000
Redemption of series A preferred			(543,465)
Proceeds from note payable				80,000
Proceeds from notes payable - related parties				92,446
Payment of notes payable - related parties				(10,000)
Repurchase common stock	(20,000)			(166,226)
Proceeds from option exercise	34,133
Proceeds from warrant exercise	22,000
Payment of convertible notes payable	(845,000)
Net cash provided by financing activities	3,299,633	805,000	1,670,535	1,520,250
Net change in cash	1,410,238	10,246	(6,202)	(86,257)
Cash - beginning of period	10,560	16,762	16,762	103,019
Cash - end of period	1,420,798	27,008	10,560	16,762
Supplemental disclosures of cash flow information:
Cash paid for interest	314,066		326,221	129,869
Cash paid for income taxes	800		1,600	800
Supplemental disclosure of non-cash investing and financing activities:
Fair value of derivative liability from issuance of convertible debt and warrant features	301,739		1,256,481
Fair value of warrants issued and beneficial conversion feature to extinguish debt			860,601
Conversion of series A Preferred to common stock			303,641
Fair value of common shares, warrants and beneficial conversion feature of issued convertible note			154,350
Conversion of note payable to common stock	2,277,299	110,880	181,845
Common stock issued to settle accounts payable		100,000	56,000
Conversion of accrued interest on notes payable to related parties note				10,900
Conversion of accrued payroll to related party note				121,875
Conversion of accrued interest on notes payable to convertible notes payable				80,268
Common stock issued to settle accrued officers salary	582,333			$ 180,686
Conversion of notes payable to convertible notes payable		$ 56,000